PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.4%
Communication Services: 1.4%
2,154
(1)
AMC Networks, Inc.
- Class A
$ 14,820
0.0
4,992
(1)(2)
AST SpaceMobile, Inc.
113,518
0 .1
13,667
(1)
Cargurus, Inc.
398,120
0 .1
4,131  Cinemark Holdings,
Inc.
102,821
0.0
3,866
(1)
EchoStar Corp. - Class
A
98,892
0.0
2,884
(1)(2)
Globalstar, Inc.
60,160
0.0
11,677
(1)(2)
Gogo, Inc.
100,656
0.0
7,755
Gray Television, Inc.
33,502
0.0
2,827
(1)
IMAX Corp.
74,491
0.0
2,298  Iridium
Communications, Inc.
62,781
0.0
6,744  John Wiley & Sons,
Inc. - Class A
300,513
0 .1
50,529
(1)
Liberty Latin America
Ltd. - Class C
313,785
0 .1
11,492
(1)
Lions Gate
Entertainment Corp.
- Class A
101,704
0.0
34,122
(1)
Lumen Technologies,
Inc.
133,758
0 .1
32,804
(1)
Magnite, Inc.
374,294
0 .1
20,400
(1)
Ooma, Inc.
267,036
0 .1
26,385
(1)
PubMatic, Inc. - Class
A
241,159
0 .1
6,362
(1)
QuinStreet, Inc.
113,498
0.0
6,806
Scholastic Corp.
128,497
0 .1
3,176
Shutterstock, Inc.
59,169
0.0
6,520
Spok Holdings, Inc.
107,189
0.0
37,721
(1)
Stagwell, Inc.
228,212
0 .1
12,498
(1)
TechTarget, Inc.
185,095
0 .1
2,332  Telephone and Data
Systems, Inc.
90,342
0.0
11,099
(1)
Thryv Holdings, Inc.
142,178
0 .1
16,537
(1)
Yelp, Inc.
612,365
0 .2
4,458,555
1 .4
Consumer Discretionary: 9.7%
2,248
(1)
Abercrombie & Fitch
Co. - Class A
171,680
0 .1
9,652
(2)
Academy Sports &
Outdoors, Inc.
440,228
0 .1
26,264
(1)
Accel Entertainment,
Inc.
260,539
0 .1
21,899
(2)
Acushnet Holdings
Corp.
1,503,585
0 .5
19,490
(1)
Adient PLC
250,641
0 .1
2,137
(1)
Adtalem Global
Education, Inc.
215,068
0 .1
12,276  American Eagle
Outfitters, Inc.
142,647
0.0
16,276
Arko Corp.
64,290
0.0
1,022
(1)
Asbury Automotive
Group, Inc.
225,698
0 .1
983
(1)
Biglari Holdings, Inc.
- Class B
212,859
0 .1
4,330
(1)
BJ's Restaurants, Inc.
148,346
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,264
(1)
Boot Barn Holdings,
Inc.
$ 350,652
0 .1
18,557
(1)
Bright Horizons Family
Solutions, Inc.
2,357,481
0 .8
1,617
(1)
Brinker International,
Inc.
241,014
0 .1
31,121
Brunswick Corp.
1,675,866
0 .5
6,439
Buckle, Inc.
246,742
0 .1
813
(1)
Cavco Industries, Inc.
422,459
0 .1
2,293  Century Communities,
Inc.
153,860
0.0
4,916
(1)
Citi Trends, Inc.
108,816
0.0
49,783
(1)
Coursera, Inc.
331,555
0 .1
926
(1)
Crocs, Inc.
98,341
0.0
20,322
Dana, Inc.
270,892
0 .1
2,448
(1)
Dorman Products, Inc.
295,082
0 .1
912
(1)
Duolingo, Inc.
283,212
0 .1
13,866
(1)
El Pollo Loco Holdings,
Inc.
142,820
0.0
11,431
(1)
Five Below, Inc.
856,468
0 .3
18,441
(1)
Foot Locker, Inc.
260,018
0 .1
47,150
Gentex Corp.
1,098,595
0 .4
12,945
(1)(2)
GigaCloud Technology,
Inc. - Class A
183,819
0 .1
5,148
(1)
G-III Apparel Group
Ltd.
140,798
0.0
25,015
(1)
Goodyear Tire &
Rubber Co.
231,139
0 .1
3,603
(1)
Green Brick Partners,
Inc.
210,091
0 .1
661  Group 1 Automotive,
Inc.
252,469
0 .1
5,690
(1)
Helen of Troy Ltd.
304,358
0 .1
10,459
(1)
Hilton Grand
Vacations, Inc.
391,271
0 .1
15,775  International Game
Technology PLC
256,501
0 .1
4,927
KB Home
286,357
0 .1
25,890
(1)(2)
KinderCare Learning
Cos., Inc.
300,065
0 .1
4,743
(1)(2)
Kura Sushi USA, Inc.
- Class A
242,842
0 .1
29,320
(1)
Laureate Education,
Inc.
599,594
0 .2
11,520
(1)
Life Time Group
Holdings, Inc.
347,904
0 .1
1,723
(1)
M/I Homes, Inc.
196,732
0 .1
3,618
Meritage Homes Corp.
256,444
0 .1
21,262
(1)
Mister Car Wash, Inc.
167,757
0 .1
8,938
(1)
Modine Manufacturing
Co.
685,992
0 .2
23,690  Monarch Casino &
Resort, Inc.
1,841,898
0 .6
19,382  OneSpaWorld
Holdings Ltd.
325,424
0 .1
67,175
(1)(2)
Peloton Interactive,
Inc. - Class A
424,546
0 .1
7,817
Phinia, Inc.
331,675
0 .1
20,402
(1)
Planet Fitness, Inc.
- Class A
1,971,037
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
19,419
(1)(2)
Portillo's, Inc. - Class A
$ 230,892
0 .1
2,348
(1)(2)
Savers Value Village,
Inc.
16,201
0.0
7,689
(1)
SeaWorld
Entertainment, Inc.
349,542
0 .1
3,966
(1)
Shake Shack, Inc.
- Class A
349,682
0 .1
4,583
Shoe Carnival, Inc.
100,780
0.0
5,473
(1)
Skyline Champion
Corp.
518,621
0 .2
3,372  Sonic Automotive, Inc.
- Class A
192,069
0 .1
5,600
(1)
Taylor Morrison Home
Corp.
336,224
0 .1
7,429
(1)
Tri Pointe Homes, Inc.
237,134
0 .1
8,739
Vail Resorts, Inc.
1,398,415
0 .4
8,617
(1)
Victoria's Secret & Co.
160,104
0.0
101,942
Wendy's Co.
1,491,411
0 .5
20,991  Wolverine World Wide,
Inc.
291,985
0 .1
18,511  Wyndham Hotels &
Resorts, Inc.
1,675,431
0 .5
30,126,658
9 .7
Consumer Staples: 4.4%
4,623
Andersons, Inc.
198,465
0 .1
868
(1)
BellRing Brands, Inc.
64,631
0.0
6,678
(1)
BJ's Wholesale Club
Holdings, Inc.
761,960
0 .2
3,831
Cal-Maine Foods, Inc.
348,238
0 .1
2,036  Casey's General
Stores, Inc.
883,705
0 .3
6,782
(1)
Central Garden & Pet
Co. - Class A
221,975
0 .1
4,147
(1)
Chefs' Warehouse, Inc.
225,846
0 .1
44,115
Dole PLC
637,462
0 .2
4,556  Edgewell Personal
Care Co.
142,193
0.0
4,751  Fresh Del Monte
Produce, Inc.
146,473
0.0
14,044
(1)
Freshpet, Inc.
1,168,039
0 .4
2,514  Lancaster Colony
Corp.
439,950
0 .1
6,110
(1)
Nature's Sunshine
Products, Inc.
76,681
0.0
3,772
(1)
Oddity Tech Ltd.
- Class A
163,177
0 .1
34,341
(1)
Performance Food
Group Co.
2,700,233
0 .9
51,141  Primo Brands Corp.
- Class A
1,814,994
0 .6
12,531
(1)
Simply Good Foods
Co.
432,194
0 .1
4,440
(1)
Sprouts Farmers
Market, Inc.
677,722
0 .2
136,881
Utz Brands, Inc.
1,927,284
0 .6
7,296
(1)
Vita Coco Co., Inc.
223,622
0 .1
7,039
(1)
Vital Farms, Inc.
214,478
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
3,491
Weis Markets, Inc.
$ 268,982
0 .1
13,738,304
4 .4
Energy: 4.3%
6,533
Archrock, Inc.
171,426
0 .1
35,129
Cactus, Inc. - Class A
1,609,962
0 .5
1,476  California Resources
Corp.
64,900
0.0
1,626
Chord Energy Corp.
183,283
0 .1
5,127
(1)
CNX Resources Corp.
161,398
0 .1
2,836  Core Natural
Resources, Inc.
218,656
0 .1
4,375
CVR Energy, Inc.
84,875
0.0
3,403  Delek US Holdings,
Inc.
51,283
0.0
13,413
DT Midstream, Inc.
1,294,086
0 .4
1,853
(1)
Expro Group Holdings
NV
18,419
0.0
34,886
(1)
Flowco Holdings, Inc.
- Class A
894,826
0 .3
2,334
(1)
Gulfport Energy Corp.
429,783
0 .1
1,246  Helmerich & Payne,
Inc.
32,546
0.0
7,601
(2)
International Seaways,
Inc.
252,353
0 .1
43,734
Liberty Energy, Inc.
692,309
0 .2
10,247  Magnolia Oil & Gas
Corp. - Class A
258,839
0 .1
8,710  Matador Resources
Co.
444,994
0 .1
13,800
(2)
Murphy Oil Corp.
391,920
0 .1
9,525
Noble Corp. PLC
225,742
0 .1
13,746
(1)
Oceaneering
International, Inc.
299,800
0 .1
7,896
Ovintiv, Inc.
337,949
0 .1
31,384  Patterson-UTI Energy,
Inc.
257,976
0 .1
4,945  PBF Energy, Inc.
- Class A
94,400
0.0
11,425
Peabody Energy Corp.
154,809
0 .1
28,454  Permian Resources
Corp.
394,088
0 .1
13,809
(1)
ProPetro Holding Corp.
101,496
0.0
524
Scorpio Tankers, Inc.
19,692
0.0
22,025  Select Water Solutions,
Inc.
231,263
0 .1
85,222
SM Energy Co.
2,552,399
0 .8
22,611
Teekay Corp. Ltd.
148,554
0.0
10,931  Teekay Tankers Ltd.
- Class A
418,329
0 .1
48,778
(1)(2)
Uranium Energy Corp.
233,159
0 .1
7,186
(1)
Valaris Ltd.
282,122
0 .1
2,952  Weatherford
International PLC
158,080
0 .1
8,087  World Fuel Services
Corp.
229,347
0 .1
13,395,063
4 .3
Financials: 19.3%
47,478
(1)
Acacia Research Corp.
151,930
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,946  Amalgamated
Financial Corp.
$ 84,697
0.0
1,477
Amerant Bancorp, Inc.
30,485
0.0
10,571
Ameris Bancorp
608,572
0 .2
3,225
Associated Banc-Corp.
72,659
0.0
2,044  Atlantic Union
Bankshares Corp.
63,650
0.0
5,623
(1)
Axos Financial, Inc.
362,796
0 .1
23,054
Banc of California, Inc.
327,136
0 .1
10,689  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
391,217
0 .1
4,555
(1)
Bancorp, Inc.
240,686
0 .1
21,201  Bank of NT Butterfield
& Son Ltd.
825,143
0 .3
57,889
BankUnited, Inc.
1,993,697
0 .7
2,128
Banner Corp.
135,703
0 .1
652
BayCom Corp.
16,411
0.0
38,814  BGC Group, Inc.
- Class A
355,924
0 .1
3,045  Bread Financial
Holdings, Inc.
152,494
0 .1
1,010
(1)
Bridgewater
Bancshares, Inc.
14,029
0.0
7,980  Brightsphere
Investment Group, Inc.
206,363
0 .1
33,318  BrightSpire Capital,
Inc.
185,248
0 .1
5,452
Brookline Bancorp, Inc.
59,427
0.0
36,750
(1)
BRP Group, Inc.
- Class A
1,642,358
0 .5
29,018
Burford Capital Ltd.
383,328
0 .1
7,949  Business First
Bancshares, Inc.
193,558
0 .1
7,457
Byline Bancorp, Inc.
195,075
0 .1
3,658
Cadence Bank
111,057
0.0
964  Capital City Bank
Group, Inc.
34,665
0.0
5,901  Capitol Federal
Financial, Inc.
33,046
0.0
2,549  Central Pacific
Financial Corp.
68,925
0.0
4,987
CNB Financial Corp.
110,961
0.0
12,682  CNO Financial Group,
Inc.
528,205
0 .2
1,750
Cohen & Steers, Inc.
140,438
0 .1
26,678  Commerce
Bancshares, Inc.
1,660,172
0 .5
1,734  Community Bank
System, Inc.
98,595
0.0
17,015  ConnectOne Bancorp,
Inc.
413,635
0 .1
15,130  Cullen/Frost Bankers,
Inc.
1,894,276
0 .6
10,420
(1)
Customers Bancorp,
Inc.
523,084
0 .2
2,098  Dime Community
Bancshares, Inc.
58,492
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,873
(1)
Donnelley Financial
Solutions, Inc.
$ 300,419
0 .1
34,845  Eastern Bankshares,
Inc.
571,458
0 .2
19,957
Enact Holdings, Inc.
693,506
0 .2
6,405
(1)
Enova International,
Inc.
618,467
0 .2
9,993  Enterprise Financial
Services Corp.
537,024
0 .2
7,989  Equity Bancshares,
Inc. - Class A
314,767
0 .1
7,881
Essent Group Ltd.
454,891
0 .2
9,340  Evercore, Inc. - Class
A
1,865,385
0 .6
1,945
FB Financial Corp.
90,170
0.0
9,764  Financial Institutions,
Inc.
243,709
0 .1
22,193  First BanCorp/Puerto
Rico
425,440
0 .1
7,110
First Bancshares, Inc.
240,389
0 .1
65,840
First Financial Bancorp
1,644,683
0 .5
3,140
First Financial Corp.
153,797
0 .1
68,308
First Hawaiian, Inc.
1,669,448
0 .5
58,561  First Interstate
BancSystem, Inc.
- Class A
1,677,773
0 .5
9,419
First Merchants Corp.
380,904
0 .1
4,623  First Mid Bancshares,
Inc.
161,343
0 .1
13,471
(1)
Genworth Financial,
Inc. - Class A
95,509
0.0
4,435
(1)
Hamilton Insurance
Group Ltd. - Class B
91,938
0.0
4,801  Hancock Whitney
Corp.
251,812
0 .1
12,452
Hanmi Financial Corp.
282,162
0 .1
14,682
(2)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
429,302
0 .1
734
HBT Financial, Inc.
16,449
0.0
34,371  Heritage Commerce
Corp.
327,212
0 .1
7,200
Hilltop Holdings, Inc.
219,240
0 .1
2,346  Home BancShares,
Inc.
66,321
0.0
1,015  HomeTrust
Bancshares, Inc.
34,794
0.0
10,793
Hope Bancorp, Inc.
113,003
0.0
2,362  Independent Bank
Corp.
147,979
0 .1
6,549  Jackson Financial, Inc.
- Class A
548,675
0 .2
4,262  Kinsale Capital Group,
Inc.
2,074,358
0 .7
2,802  KKR Real Estate
Finance Trust, Inc.
30,262
0.0
60,743
Ladder Capital Corp.
693,078
0 .2
8,278  MarketAxess Holdings,
Inc.
1,790,945
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
239,243
(1)
Marqeta, Inc. - Class A
$ 985,681
0 .3
629
Mercantile Bank Corp.
27,324
0.0
7,854
Merchants Bancorp
290,598
0 .1
3,347
(1)
Metropolitan Bank
Holding Corp.
187,399
0 .1
6,269
MFA Financial, Inc.
64,320
0.0
639  Mid Penn Bancorp,
Inc.
16,556
0.0
1,005  MidWestOne Financial
Group, Inc.
29,758
0.0
19,346
Moelis & Co. - Class A
1,129,033
0 .4
3,707
Morningstar, Inc.
1,111,618
0 .4
9,063
(1)
Mr Cooper Group, Inc.
1,083,935
0 .4
10,383
Navient Corp.
131,137
0 .1
11,398
(1)
NMI Holdings, Inc.
- Class A
410,898
0 .1
24,560  OceanFirst Financial
Corp.
417,766
0 .1
8,717
OFG Bancorp
348,854
0 .1
32,051
Old National Bancorp
679,161
0 .2
19,155  Old Second Bancorp,
Inc.
318,739
0 .1
3,868
Origin Bancorp, Inc.
134,104
0 .1
93,367
(1)
Oscar Health, Inc.
- Class A
1,224,041
0 .4
888
(1)
Palomar Holdings, Inc.
121,727
0.0
11,130  Pathward Financial,
Inc.
811,933
0 .3
2,114  Peapack-Gladstone
Financial Corp.
60,038
0.0
2,469  PennyMac Financial
Services, Inc.
247,172
0 .1
578  Pinnacle Financial
Partners, Inc.
61,291
0.0
516
Piper Sandler Cos.
127,793
0.0
2,393  Preferred Bank/Los
Angeles CA
200,198
0 .1
6,600
QCR Holdings, Inc.
470,712
0 .2
11,521
Radian Group, Inc.
380,999
0 .1
27,432
RLI Corp.
2,203,613
0 .7
4,977  Seacoast Banking
Corp. of Florida
128,058
0.0
1,695  Selective Insurance
Group, Inc.
155,160
0 .1
15,559  ServisFirst
Bancshares, Inc.
1,285,173
0 .4
1,279
(1)
Skyward Specialty
Insurance Group, Inc.
67,685
0.0
1,091
SmartFinancial, Inc.
33,908
0.0
7,549  South Plains Financial,
Inc.
250,023
0 .1
1,322  Southern Missouri
Bancorp, Inc.
68,770
0.0
3,600  Southside Bancshares,
Inc.
104,256
0.0
1,264
SouthState Corp.
117,324
0.0
37,748  StepStone Group, Inc.
- Class A
1,971,578
0 .6
7,371
(1)
StoneX Group, Inc.
562,997
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,774
(1)
Texas Capital
Bancshares, Inc.
$ 207,218
0 .1
6,363  Towne Bank/
Portsmouth VA
217,551
0 .1
12,784  TPG RE Finance Trust,
Inc.
104,190
0.0
3,555
TriCo Bancshares
142,093
0 .1
1,331
Trustmark Corp.
45,906
0.0
3,523
UMB Financial Corp.
356,175
0 .1
2,810  United Bankshares,
Inc.
97,423
0.0
2,315  United Community
Banks, Inc.
65,121
0.0
2,287
Unity Bancorp, Inc.
93,081
0.0
1,695
Univest Financial Corp.
48,070
0.0
7,007
(1)
Upstart Holdings, Inc.
322,532
0 .1
8,502
Veritex Holdings, Inc.
212,295
0 .1
1,195  Victory Capital
Holdings, Inc. - Class A
69,155
0.0
2,192  Virtus Investment
Partners, Inc.
377,813
0 .1
2,335  Washington Federal,
Inc.
66,734
0.0
4,493
WesBanco, Inc.
139,103
0 .1
10,689
(1)(2)
WEX, Inc.
1,678,387
0 .5
20,712  Wintrust Financial
Corp.
2,329,272
0 .8
30,356
WSFS Financial Corp.
1,574,566
0 .5
59,792,764
19 .3
Health Care: 12.2%
14,771
(1)
ACADIA
Pharmaceuticals, Inc.
245,346
0 .1
52,877
(1)
Adaptive
Biotechnologies Corp.
392,876
0 .1
863
(1)
Addus HomeCare
Corp.
85,342
0.0
49,579
(1)
agilon health, Inc.
214,677
0 .1
14,304
(1)
Akero Therapeutics,
Inc.
579,026
0 .2
21,126
(1)
Alkermes PLC
697,580
0 .2
114,652
(1)(2)
Allogene Therapeutics,
Inc.
167,392
0 .1
45,269
(1)
Amicus Therapeutics,
Inc.
369,395
0 .1
1,607
(1)
ANI Pharmaceuticals,
Inc.
107,589
0.0
94,440
(1)
Annexon, Inc.
182,269
0 .1
33,102
(1)(2)
Arcutis
Biotherapeutics, Inc.
517,715
0 .2
4,762
(1)
Arrowhead
Pharmaceuticals, Inc.
60,668
0.0
13,173
(1)
Arvinas, Inc.
92,474
0.0
19,389
(1)
Atea Pharmaceuticals,
Inc.
57,973
0.0
12,139
(1)
AtriCure, Inc.
391,604
0 .1
15,445
(1)
Axogen, Inc.
285,732
0 .1
20,750
(1)
Azenta, Inc.
718,780
0 .2
15,749
(1)
Beam Therapeutics,
Inc.
307,578
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,790
(1)
Biohaven Ltd.
$ 163,232
0 .1
2,534
(1)
Blueprint Medicines
Corp.
224,284
0 .1
2,658
(1)
Bridgebio Pharma, Inc.
91,887
0.0
40,099
(1)
Brookdale Senior
Living, Inc.
251,020
0 .1
13,061
(1)(2)
Cartesian
Therapeutics, Inc.
172,144
0 .1
11,425
(1)
Catalyst
Pharmaceuticals, Inc.
277,056
0 .1
4,259
(1)
Celldex Therapeutics,
Inc.
77,301
0.0
3,336
Chemed Corp.
2,052,707
0 .7
65,881  Concentra Group
Holdings Parent, Inc.
1,429,618
0 .5
4,918
(1)
Corcept Therapeutics,
Inc.
561,734
0 .2
2,164
(1)
CorVel Corp.
242,303
0 .1
12,320
(1)
Crinetics
Pharmaceuticals, Inc.
413,213
0 .1
16,079
(1)
CryoPort, Inc.
97,760
0.0
12,030
(1)
Dynavax Technologies
Corp.
156,029
0.0
24,843  Encompass Health
Corp.
2,516,099
0 .8
36,833
(1)
Enhabit, Inc.
323,762
0 .1
4,746
Ensign Group, Inc.
614,132
0 .2
102,286
(1)
Envista Holdings Corp.
1,765,456
0 .6
47,822
(1)
Evolus, Inc.
575,299
0 .2
209,196
(1)
Fate Therapeutics, Inc.
165,286
0 .1
5,594
(1)
Glaukos Corp.
550,561
0 .2
14,823
(1)
Halozyme
Therapeutics, Inc.
945,856
0 .3
44,815
(1)
Health Catalyst, Inc.
203,012
0 .1
16,643
(1)
HealthEquity, Inc.
1,470,742
0 .5
13,002
(1)
ICU Medical, Inc.
1,805,458
0 .6
40,405
(1)
Immunome, Inc.
271,926
0 .1
6,601
(1)
Inmode Ltd.
117,102
0.0
25,306
(1)
Inogen, Inc.
180,432
0 .1
8,233
(1)
Insmed, Inc.
628,096
0 .2
14,625
(1)
Integra LifeSciences
Holdings Corp.
321,604
0 .1
4,824
(1)(2)
Intellia Therapeutics,
Inc.
34,299
0.0
10,594
(1)
iRhythm Technologies,
Inc.
1,108,980
0 .4
37,040
(1)
iTeos Therapeutics,
Inc.
221,129
0 .1
7,173
(1)
Janux Therapeutics,
Inc.
193,671
0 .1
19,777
(1)
Kura Oncology, Inc.
130,528
0.0
4,625
(1)
Lantheus Holdings,
Inc.
451,400
0 .1
13,297
(1)
Mirum
Pharmaceuticals, Inc.
599,030
0 .2
1,383  National HealthCare
Corp.
128,342
0.0
52,171
(1)
Neogen Corp.
452,323
0 .1
7,644
(1)
NeoGenomics, Inc.
72,542
0.0
5,520
(1)(2)
Neurogene, Inc.
64,639
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
80,183
(1)(2)
Nkarta, Inc.
$ 147,537
0.0
8,902
(1)
Olema
Pharmaceuticals, Inc.
33,471
0.0
59,676
(1)(2)
OPKO Health, Inc.
99,062
0.0
15,523
(1)
Option Care Health,
Inc.
542,529
0 .2
92,050
(1)
OraSure Technologies,
Inc.
310,208
0 .1
80,063
(1)
Ovid therapeutics, Inc.
24,972
0.0
9,645
(1)
PROCEPT
BioRobotics Corp.
561,918
0 .2
22,524
(1)
Progyny, Inc.
503,186
0 .2
18,515
(1)
Protagonist
Therapeutics, Inc.
895,385
0 .3
5,093
(1)
Prothena Corp. PLC
63,026
0.0
4,634
(1)
PTC Therapeutics, Inc.
236,149
0 .1
36,288
(1)
Pulmonx Corp.
244,218
0 .1
28,403
(1)
QuidelOrtho Corp.
993,253
0 .3
29,803
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
157,658
0 .1
40,666
(1)
Relay Therapeutics,
Inc.
106,545
0.0
12,169
(1)
Replimune Group, Inc.
118,648
0.0
16,583
(1)
Revolution Medicines,
Inc.
586,375
0 .2
48,869
(1)(2)
Sera Prognostics, Inc.
- Class A
179,838
0 .1
7,857
(1)
SI-BONE, Inc.
110,234
0.0
3,057
(1)
Sight Sciences, Inc.
7,337
0.0
26,412
(1)(2)
Summit Therapeutics,
Inc.
509,487
0 .2
2,951
(1)
Surgery Partners, Inc.
70,086
0.0
14,265
(1)
Syndax
Pharmaceuticals, Inc.
175,246
0 .1
61,364
(1)
Taysha Gene
Therapies, Inc.
85,296
0.0
43,415
(1)
Teladoc Health, Inc.
345,583
0 .1
6,842
(1)
TransMedics Group,
Inc.
460,330
0 .1
17,225
(1)
Travere Therapeutics,
Inc.
308,672
0 .1
104,432
(1)
Treace Medical
Concepts, Inc.
876,184
0 .3
1,313
(1)
Twist Bioscience Corp.
51,548
0.0
4,973
(1)(2)
Tyra Biosciences, Inc.
46,249
0.0
35,580
(1)
Varex Imaging Corp.
412,728
0 .1
12,750
(1)
Vaxcyte, Inc.
481,440
0 .2
47,392
(1)
Ventyx Biosciences,
Inc.
54,501
0.0
15,714
(1)
Viking Therapeutics,
Inc.
379,493
0 .1
10,839
(1)
WaVe Life Sciences
Ltd.
87,579
0.0
3,906
(1)
Xencor, Inc.
41,560
0.0
37,903,541
12 .2
Industrials: 21.1%
15,782
AAON, Inc.
1,233,048
0 .4
22,217
ABM Industries, Inc.
1,052,197
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
34,138
(1)
ACV Auctions, Inc.
- Class A
$ 481,004
0 .2
22,932
(1)
API Group Corp.
820,048
0 .3
2,251  Apogee Enterprises,
Inc.
104,289
0.0
11,234  Applied Industrial
Technologies, Inc.
2,531,470
0 .8
2,517
ArcBest Corp.
177,650
0 .1
18,584
(1)
Archer Aviation, Inc.
- Class A
132,132
0.0
6,932
Arcosa, Inc.
534,596
0 .2
7,687
(1)
ASGN, Inc.
484,435
0 .2
6,047
Atkore, Inc.
362,760
0 .1
25,929
(1)
AZEK Co., Inc.
1,267,669
0 .4
9,009  Barrett Business
Services, Inc.
370,720
0 .1
4,223
(1)
Beacon Roofing
Supply, Inc.
522,385
0 .2
16,128
(1)
Blade Air Mobility, Inc.
44,029
0.0
5,032
(1)
Bloom Energy Corp.
- Class A
98,929
0.0
5,368
(1)
Blue Bird Corp.
173,762
0 .1
1,219
(1)
BlueLinx Holdings, Inc.
91,401
0.0
3,426
Boise Cascade Co.
336,056
0 .1
3,616
Brink's Co.
311,555
0 .1
21,363
(1)
Casella Waste
Systems, Inc. - Class A
2,382,188
0 .8
4,955
(1)
CBIZ, Inc.
375,886
0 .1
59,584
(1)
Conduent, Inc.
160,877
0 .1
4,523
(1)
Construction Partners,
Inc. - Class A
325,068
0 .1
50,941
(1)
Core & Main, Inc.
- Class A
2,460,960
0 .8
85,438
(1)
Driven Brands
Holdings, Inc.
1,464,407
0 .5
1,152
(1)
DXP Enterprises, Inc.
94,764
0.0
3,648
(1)
Dycom Industries, Inc.
555,736
0 .2
9,081
EnerSys
831,638
0 .3
102,649
(1)
First Advantage Corp.
1,446,324
0 .5
8,139
(1)(2)
Fluence Energy, Inc.
39,474
0.0
15,516
(1)
Fluor Corp.
555,783
0 .2
7,839  Fortune Brands
Innovations, Inc.
477,238
0 .2
4,433
FTAI Aviation Ltd.
492,196
0 .2
6,832
(1)
GEO Group, Inc.
199,563
0 .1
1,893
(1)
Gibraltar Industries,
Inc.
111,043
0.0
2,324  Granite Construction,
Inc.
175,230
0 .1
485
Greenbrier Cos., Inc.
24,842
0.0
12,345
Griffon Corp.
882,668
0 .3
163,703
(1)
Hayward Holdings, Inc.
2,278,746
0 .7
1,961  Heidrick & Struggles
International, Inc.
83,990
0.0
3,834
Herc Holdings, Inc.
514,791
0 .2
192,101
(1)
Hillman Solutions
Corp.
1,688,568
0 .5
1,747
(1)
Hudson Technologies,
Inc.
10,779
0.0
34,093
(1)
IBEX Holdings Ltd.
830,165
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,466
(1)
IES Holdings, Inc.
$ 242,051
0 .1
3,621
Insperity, Inc.
323,102
0 .1
187,075
(1)
Janus International
Group, Inc.
1,346,940
0 .4
1,284
(2)
Kadant, Inc.
432,592
0 .1
8,488
(1)
Karman Holdings, Inc.
283,669
0 .1
6,167
KBR, Inc.
307,178
0 .1
8,927
Kennametal, Inc.
190,145
0 .1
5,982
Kforce, Inc.
292,460
0 .1
24,230  Knight-Swift
Transportation
Holdings, Inc.
1,053,763
0 .3
5,832
Korn Ferry
395,585
0 .1
11,848
Landstar System, Inc.
1,779,570
0 .6
18,068
(1)
Legalzoom.com, Inc.
155,565
0 .1
6,474  Lincoln Electric
Holdings, Inc.
1,224,622
0 .4
11,604
(1)
Loar Holdings, Inc.
819,823
0 .3
3,493
Matson, Inc.
447,698
0 .1
1,330
McGrath RentCorp
148,162
0.0
14,730
MillerKnoll, Inc.
281,932
0 .1
4,032
Moog, Inc. - Class A
698,947
0 .2
19,396
(1)
MRC Global, Inc.
222,666
0 .1
19,279
MSA Safety, Inc.
2,828,037
0 .9
16,146
Mueller Industries, Inc.
1,229,356
0 .4
23,440  Mueller Water
Products, Inc. - Class A
595,845
0 .2
6,070
(1)
MYR Group, Inc.
686,456
0 .2
2,827
(1)
Nextracker, Inc. - Class
A
119,130
0.0
1,612
(1)
Northwest Pipe Co.
66,576
0.0
37,437
(1)
NOW, Inc.
639,424
0 .2
3,629
Park Aerospace Corp.
48,810
0.0
11,527
(1)
Planet Labs PBC
38,961
0.0
2,303  Primoris Services
Corp.
132,215
0.0
16,784
(1)
Radiant Logistics, Inc.
103,222
0.0
6,242
(1)
RBC Bearings, Inc.
2,008,488
0 .6
8,501
(1)
Resideo Technologies,
Inc.
150,468
0.0
12,472
(1)(2)
Rocket Lab USA, Inc.
222,999
0 .1
12,498  Rush Enterprises, Inc.
- Class A
667,518
0 .2
14,260
Safe Bulkers, Inc.
52,619
0.0
13,913  Simpson
Manufacturing Co., Inc.
2,185,454
0 .7
1,190
(1)
SkyWest, Inc.
103,970
0.0
6,340
(1)(2)
Standardaero, Inc.
168,898
0 .1
4,224
(1)
Sterling Infrastructure,
Inc.
478,199
0 .2
6,570
(1)
Sun Country Airlines
Holdings, Inc.
80,942
0.0
12,494
(1)(2)
Sunrun, Inc.
73,215
0.0
9,774
Terex Corp.
369,262
0 .1
14,945
Tetra Tech, Inc.
437,141
0 .1
9,645
(1)
Thermon Group
Holdings, Inc.
268,613
0 .1
19,870
(1)
Titan International, Inc.
166,709
0 .1
18,230
Toro Co.
1,326,232
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,450
UFP Industries, Inc.
$ 797,448
0 .3
5,728
UniFirst Corp.
996,672
0 .3
6,676
(1)
Upwork, Inc.
87,122
0.0
11,341
(1)
V2X, Inc.
556,276
0 .2
61,711
(1)
Verra Mobility Corp.
1,389,115
0 .4
3,943  Watts Water
Technologies, Inc.
- Class A
804,057
0 .3
2,201  WESCO International,
Inc.
341,815
0 .1
110,504
(2)
WillScot Mobile Mini
Holdings Corp.
3,072,011
1 .0
8,503
(1)
WNS Holdings Ltd.
522,849
0 .2
8,875
Woodward, Inc.
1,619,599
0 .5
65,675,252
21 .1
Information Technology: 11.5%
4,096
A10 Networks, Inc.
66,929
0.0
11,647
(1)
ACM Research, Inc.
- Class A
271,841
0 .1
25,382
(1)
ADTRAN Holdings,
Inc.
221,331
0 .1
2,567
(1)
Agilysys, Inc.
186,210
0 .1
53,255
(1)
Allegro MicroSystems,
Inc.
1,338,298
0 .4
31,005  American Software,
Inc. - Class A
442,131
0 .1
7,318
(1)
Appian Corp. - Class A
210,832
0 .1
50,827
(1)
Arlo Technologies, Inc.
501,662
0 .2
66,711
(1)
Aurora Innovation, Inc.
448,631
0 .1
951
(1)
Axcelis Technologies,
Inc.
47,236
0.0
8,031
Badger Meter, Inc.
1,527,898
0 .5
4,337
Bel Fuse, Inc. - Class A
312,524
0 .1
5,032
(1)
Blackline, Inc.
243,649
0 .1
19,852
(1)
Box, Inc. - Class A
612,633
0 .2
5,470
(1)
Braze, Inc. - Class A
197,358
0 .1
122,522
(1)
CCC Intelligent
Solutions Holdings,
Inc.
1,106,374
0 .4
4,589
(1)(2)
Cleanspark, Inc.
30,838
0.0
14,648
(1)(2)
Clearfield, Inc.
435,339
0 .1
73,885
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,980,118
0 .6
20,445
Cognex Corp.
609,874
0 .2
24,260
(1)
CommScope Holding
Co., Inc.
128,821
0.0
2,486
(1)
CommVault Systems,
Inc.
392,191
0 .1
14,270
(1)
Consensus Cloud
Solutions, Inc.
329,352
0 .1
4,332
(1)
Credo Technology
Group Holding Ltd.
173,973
0 .1
8,327  CSG Systems
International, Inc.
503,534
0 .2
852
(1)
Domo, Inc. - Class B
6,612
0.0
10,110
EVERTEC, Inc.
371,745
0 .1
5,875
(1)
ExlService Holdings,
Inc.
277,359
0 .1
9,813
(1)
Extreme Networks, Inc.
129,826
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,055
(1)
Fannie Mae
$ 1,195,923
0 .4
11,092
(1)
FormFactor, Inc.
313,793
0 .1
33,892
(1)
Freshworks, Inc.
- Class A
478,216
0 .2
7,688
Hackett Group, Inc.
224,643
0 .1
4,396
(1)
Hut 8 Corp.
51,081
0.0
1,228
(1)
Insight Enterprises,
Inc.
184,188
0 .1
3,868
InterDigital, Inc.
799,709
0 .3
10,774
(1)(2)
IonQ, Inc.
237,782
0 .1
20,396
(1)
Knowles Corp.
310,019
0 .1
9,684
(1)
LiveRamp Holdings,
Inc.
253,140
0 .1
19,268
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,934,122
0 .6
35,724
(1)(2)
Marathon Digital
Holdings, Inc.
410,826
0 .1
4,695
(1)
MaxLinear, Inc.
50,988
0.0
14,827
(1)
N-able, Inc.
105,123
0.0
30,969
(1)(2)
nCino, Inc.
850,718
0 .3
5,817
(1)
NETGEAR, Inc.
142,284
0.0
15,492
(1)
Novanta, Inc.
1,980,962
0 .6
3,752
NVE Corp.
239,152
0 .1
68,153
(1)
ON24, Inc.
354,396
0 .1
2,101
(1)
Onestream, Inc.
44,835
0.0
9,776
(1)
Paylocity Holding
Corp.
1,831,436
0 .6
9,616
PC Connection, Inc.
600,231
0 .2
4,953
(1)
Plexus Corp.
634,628
0 .2
15,640
(1)
Porch Group, Inc.
114,016
0.0
35,635  Power Integrations,
Inc.
1,799,567
0 .6
11,203
(1)
Qualys, Inc.
1,410,794
0 .5
19,745
(1)
Rambus, Inc.
1,022,297
0 .3
9,968  Richardson Electronics
Ltd./United States
111,243
0.0
15,009
(1)
Sanmina Corp.
1,143,386
0 .4
7,747  Sapiens International
Corp. NV
209,866
0 .1
6,137
(1)
ScanSource, Inc.
208,719
0 .1
4,060
(1)
Semtech Corp.
139,664
0.0
11,750
(1)
SMART Global
Holdings, Inc.
204,097
0 .1
10,966
(1)
SPS Commerce, Inc.
1,455,517
0 .5
11,021
(1)
Tenable Holdings, Inc.
385,515
0 .1
15,112
(1)
Ultra Clean Holdings,
Inc.
323,548
0 .1
24,312
(1)
Unisys Corp.
111,592
0.0
25,301
(1)
Viasat, Inc.
263,636
0 .1
52,761
(1)
Xperi, Inc.
407,315
0 .1
12,103
(1)
Zeta Global Holdings
Corp. - Class A
164,117
0.0
35,808,203
11 .5
Materials: 5.4%
596
(1)
Alpha Metallurgical
Resources, Inc.
74,649
0.0
9,450
AptarGroup, Inc.
1,402,191
0 .5
1,727
(1)
ATI, Inc.
89,856
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
7,264
Avient Corp.
$ 269,930
0 .1
56,934
(1)
Axalta Coating
Systems Ltd.
1,888,501
0 .6
12,676
Balchem Corp.
2,104,216
0 .7
5,210
Cabot Corp.
433,159
0 .1
908  Carpenter Technology
Corp.
164,511
0 .1
11,090
(1)
Coeur Mining, Inc.
65,653
0.0
19,400  Commercial Metals
Co.
892,594
0 .3
12,573
(1)
Constellium SE
126,862
0.0
9,221
Eagle Materials, Inc.
2,046,417
0 .7
3,146
(1)
Ecovyst, Inc.
19,505
0.0
74,425
Element Solutions, Inc.
1,682,749
0 .6
1,416
Greif, Inc. - Class A
77,866
0.0
1,817
Hawkins, Inc.
192,457
0 .1
5,008
HB Fuller Co.
281,049
0 .1
38,851
Hecla Mining Co.
216,012
0 .1
3,260
Innospec, Inc.
308,885
0 .1
1,232
(1)
Knife River Corp.
111,139
0.0
10,478
(1)
O-I Glass, Inc.
120,183
0.0
1,541
Olympic Steel, Inc.
48,572
0.0
16,780
Orion SA
216,965
0 .1
155,103
(1)
Perimeter Solutions,
Inc.
1,561,887
0 .5
15,291  Quaker Chemical
Corp.
1,890,120
0 .6
4,361
SunCoke Energy, Inc.
40,121
0.0
8,143
Tronox Holdings PLC
57,327
0.0
4,739
Warrior Met Coal, Inc.
226,145
0 .1
16,609,521
5 .4
Real Estate: 6.1%
1,282
Agree Realty Corp.
98,958
0.0
13,474  Alexander & Baldwin,
Inc.
232,157
0 .1
6,235  American Assets Trust,
Inc.
125,573
0.0
1,600  American Healthcare
REIT, Inc.
48,480
0.0
18,126  Apple Hospitality REIT,
Inc.
234,007
0 .1
2,556  Armada Hoffler
Properties, Inc.
19,196
0.0
22,783  Broadstone Net Lease,
Inc.
388,222
0 .1
17,378
CareTrust REIT, Inc.
496,663
0 .2
32,061  Chatham Lodging
Trust
228,595
0 .1
5,844
City Office REIT, Inc.
30,330
0.0
2,677  Community Healthcare
Trust, Inc.
48,614
0.0
29,893  COPT Defense
Properties
815,182
0 .3
38,381
CubeSmart
1,639,253
0 .5
9,044  Curbline Properties
Corp.
218,774
0 .1
232,038
(1)
Cushman & Wakefield
PLC
2,371,428
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
31,420  DiamondRock
Hospitality Co.
$ 242,562
0 .1
8,852  EastGroup Properties,
Inc.
1,559,280
0 .5
19,681  Empire State Realty
Trust, Inc. - Class A
153,906
0.0
15,024  Essential Properties
Realty Trust, Inc.
490,383
0 .2
1,980  First Industrial Realty
Trust, Inc.
106,841
0.0
15,706  Independence Realty
Trust, Inc.
333,438
0 .1
10,315  InvenTrust Properties
Corp.
302,952
0 .1
2,342
Kimco Realty Corp.
49,744
0.0
12,420  Kite Realty Group
Trust
277,835
0 .1
35,508
L.P. Industrial Trust
307,144
0 .1
27,972  National Retail
Properties, Inc.
1,193,006
0 .4
7,455  Newmark Group, Inc.
- Class A
90,727
0.0
31,694  Phillips Edison & Co.,
Inc.
1,156,514
0 .4
28,474  Piedmont Office Realty
Trust, Inc. - Class A
209,853
0 .1
11,782  Plymouth Industrial
REIT, Inc.
192,047
0 .1
22,576
PotlatchDeltic Corp.
1,018,629
0 .3
39,632
(1)
Real Brokerage, Inc.
160,906
0.0
17,786
RLJ Lodging Trust
140,332
0.0
30,035  Ryman Hospitality
Properties, Inc.
2,746,400
0 .9
28,691  Sabra Health Care
REIT, Inc.
501,232
0 .2
4,249
SL Green Realty Corp.
245,167
0 .1
3,201
UMH Properties, Inc.
59,859
0.0
3,870
Veris Residential, Inc.
65,481
0.0
24,052  Xenia Hotels &
Resorts, Inc.
282,852
0 .1
18,882,522
6 .1
Utilities: 2.0%
1,749  American States Water
Co.
137,611
0.0
1,370
Avista Corp.
57,362
0.0
1,839
Black Hills Corp.
111,535
0.0
2,623  Chesapeake Utilities
Corp.
336,872
0 .1
2,892  Clearway Energy, Inc.
- Class A
82,306
0.0
7,517  Clearway Energy, Inc.
- Class C
227,540
0 .1
14,942  Consolidated Water
Co. Ltd.
365,930
0 .1
4,180
IDACORP, Inc.
485,800
0 .2
4,573  New Jersey Resources
Corp.
224,351
0 .1
3,491  Northwest Natural
Holding Co.
149,135
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
10,481
ONE Gas, Inc.
$ 792,259
0 .3
2,116
PNM Resources, Inc.
113,164
0.0
54,168  Portland General
Electric Co.
2,415,893
0 .8
10,221
Unitil Corp.
589,649
0 .2
6,089,407
2 .0
Total Common Stock
(Cost $307,604,090)
302,479,790
97 .4
RIGHTS: —%
Health Care: —%
28,260
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $307,604,090)
302,479,790
97 .4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 6.6%
Repurchase Agreements: 4.3%
267,077
(5)
BNP Paribas
S.A., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $267,109,
collateralized
by various U.S.
Government
Securities, 0.000%-
1.875%, Market
Value plus accrued
interest $272,419, due
07/31/27-02/15/45)
267,077
0 .1
2,873,960
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,874,310,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,931,801, due
04/15/25-02/15/55)
2,873,960
0 .9
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,400,517
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,400,804,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,448,528, due
04/10/25-03/01/55)
$ 2,400,517
0 .8
1,777,268
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,777,481,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,812,813, due
06/01/28-02/01/55)
1,777,268
0 .6
3,117,215
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $3,117,587,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$3,179,559, due
04/10/25-12/15/66)
3,117,215
1 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,873,960
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,874,312,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,927,552, due
04/15/26-02/15/53)
$ 2,873,960
0 .9
Total Repurchase
Agreements
(Cost $13,309,997)
13,309,997
4 .3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 2.3%
7,176,740
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $7,176,740) $ 7,176,740 2 .3
Total Short-Term
Investments
(Cost $20,486,737)
20,486,737
6 .6
Total Investments in
Securities
(Cost $328,090,827) $ 322,966,527 104 .0
Liabilities in Excess
of Other Assets (12,406,657) (4.0)
Net Assets $ 310,559,870 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 302,479,790 $ — $ — $ 302,479,790
Short-Term Investments 7,176,740 13,309,997 — 20,486,737
Total Investments, at fair value $ 309,656,530 $ 13,309,997 $ — $ 322,966,527
Liabilities Table
Other Financial Instruments+
Futures $ (102,938) $ — $ — $ (102,938)
Total Liabilities $ (102,938) $ — $ — $ (102,938)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, VY
®
JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2025, the following futures contracts were outstanding for VY
®
JPMorgan Small Cap Core Equity Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 39 06/20/25 $ 3,952,845 $ (102,938)
$ 3,952,845 $ (102,938)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 29,431,819
Gross Unrealized Depreciation (34,556,119)
Net Unrealized Depreciation $ (5,124,300)